Item 1. Report to Shareholders

T. Rowe Price Institutional Foreign Equity Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Institutional Foreign Equity Fund
Certified Semiannual Report
(Unaudited)

                                For a share outstanding throughout each period
              ------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               4/30/04    10/31/03   10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE

Beginning
of period      $  12.82   $  10.65   $  12.70   $  19.16   $  20.08   $  17.03

Investment
activities

  Net investment
  income (loss)    0.10       0.23       0.18       0.39       0.13       0.21

  Net realized
  and unrealized
  gain (loss)      1.08       2.11      (1.81)     (5.35)      0.46       3.26

  Total from
  investment
  activities       1.18       2.34      (1.63)     (4.96)      0.59       3.47

Distributions

  Net investment
  income          (0.25)     (0.15)     (0.42)     (0.11)     (0.17)     (0.29)

  Net realized
  gain            (0.02)     (0.02)      --        (1.39)     (1.34)     (0.13)

  Total
  distributions   (0.27)     (0.17)     (0.42)     (1.50)     (1.51)     (0.42)

NET ASSET VALUE

End of
period         $  13.73   $  12.82   $  10.65   $  12.70   $  19.16   $  20.08
               -----------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^      9.30%     22.33%   (13.43)%   (28.02)%      2.45%     20.79%

Ratio of total
expenses to
average
net assets         0.76%!     0.76%      0.75%      0.74%      0.74%      0.74%

Ratio of net
investment
income (loss)
to average
net assets         1.10%!     1.64%      1.06%      2.25%      0.57%      1.08%

Portfolio
turnover
rate               31.5%!     27.8%      20.0%      21.4%      39.7%      18.2%

Net assets,
end of
period (in
millions)       $    977   $  1,061   $  1,168   $  1,903   $  3,138   $  3,361

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.


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Portfolio of Investments ss. !!
T. Rowe Price Institutional Foreign Equity Fund
Certified Semiannual Report
April 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

AUSTRALIA  1.7%

Common Stocks  0.9%

BHP Billiton                                       744,091                6,115

Coles Myer                                         362,000                2,182

                                                                          8,297

Preferred Stocks  0.8%

News Corporation                                   933,979                7,934

                                                                          7,934

Total Australia (Cost $11,891)                                           16,231

BELGIUM  0.5%

Common Stocks  0.5%

Dexia                                              158,410                2,593

Fortis                                              46,584                1,007

UCB                                                 34,655                1,381

Total Belgium (Cost $2,308)                                               4,981

BRAZIL  0.9%

Common Stocks  0.9%

Companhia de Bebidas
    ADR (USD)                                       95,700                1,795

Grupo Pao de Acucar
    ADR (USD) *                                     44,800                  798

Petroleo Brasileiro (Petrobras)
    ADR (USD)                                      105,560                2,634

Tele Norte Leste Participacoes
    ADR (USD)                                      309,800                3,668

Total Brazil (Cost $8,497)                                                8,895

CANADA  0.2%

Common Stocks  0.2%

Research In Motion (USD) *                          27,300                2,369

Total Canada (Cost $2,131)                                                2,369

DENMARK  0.7%

Common Stocks  0.7%

Novo Nordisk, Series B                             142,051                6,733

Total Denmark (Cost $4,305)                                               6,733

FINLAND  1.0%

Common Stocks  1.0%

Nokia                                              707,801                9,909

Total Finland (Cost $1,359)                                               9,909

FRANCE  13.9%

Common Stocks  13.9%

Aventis *                                          112,061                8,503

AXA                                                284,544                5,937

BNP Paribas                                        256,636               15,306


Compagnie de Saint-Gobain                          121,104                6,071

Credit Agricole                                    313,724                7,691

France Telecom *                                   320,800                7,681

Groupe Danone                                        8,490                1,418

Hermes                                              36,927                7,327

L'Oreal                                             49,899                3,740

Lafarge                                             12,444                1,030

LVMH                                                98,853                6,926

Sanofi-Synthelabo                                  171,208               10,829

Schneider Electric                                 109,062                7,313

Societe Generale *                                  30,029                2,488

Societe Television Francaise                     1,249,609                7,665

Sodexho Alliance                                   170,779                4,681

Thomson                                            125,455                2,403

Total, Series B                                    144,602               26,582

Vivendi Universal *                                 75,797                1,890

Total France (Cost $78,911)                                             135,481

GERMANY  2.5%

Common Stocks  2.5%

Allianz *                                           26,029                2,744

Bayer *                                             49,264                1,336

Bayerische Hypo
    und Vereinsbank *                              118,197                2,040

Celesio                                             26,996                1,504

Deutsche Bank                                       50,113                4,106

E.On                                                35,820                2,365

Hypo Real Estate
    (Spin off shares) *                             75,704                2,059

Rhoen-Klinikum                                      37,420                1,851

SAP                                                 28,320                4,265

Siemens                                             24,396                1,750

Total Germany (Cost $18,985)                                             24,020


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HONG KONG  0.8%

Common Stocks  0.8%

Cheung Kong Holdings                               460,000                3,510

Li & Fung                                           54,000                   84

Sun Hung Kai Properties                            480,000                4,085

Total Hong Kong (Cost $6,468)                                             7,679

INDIA  1.0%

Common Stocks  1.0%

Infosys Technologies                                24,900                2,879

Oil & Natural Gas *                                 71,000                1,341

Oil & Natural Gas
    (Regulation S shares) *                         45,400                  857

Zee Telefilms                                    1,566,800                4,457

Total India (Cost $8,599)                                                 9,534

ISRAEL  0.2%

Common Stocks  0.2%

Check Point Software
    Technologies (USD) *                            78,016                1,828

Total Israel (Cost $1,433)                                                1,828

ITALY  4.7%

Common Stocks  4.7%

Alleanza Assicurazioni                             498,550                5,490

Banca Intesa                                       587,490                1,934

Banco Popolare di
    Verona e Novara                                128,500                2,132

ENI                                                613,331               12,421

Mediaset                                           190,173                2,075

Mediolanum                                         256,135                1,651

Telecom Italia *                                   231,936                  740

Telecom Italia Mobile *                          1,092,796                6,208

Telecom Italia-RNC *                             1,778,164                4,128

UniCredito Italiano                              2,001,183                9,300

Total Italy (Cost $25,047)                                               46,079

JAPAN  21.3%

Common Stocks  21.3%

Canon                                              241,000               12,553

Credit Saison                                       71,500                2,071

Dai Nippon Printing                                292,000                4,403

Daito Trust Construction                            90,200                3,041

Daiwa Securities                                   704,000                5,239

Denso                                              136,700                2,862

Fanuc                                              103,600                6,298

Fujisawa Pharmaceutical                            150,000                3,468

Funai Electric                                      34,900                5,160

Honda                                               79,100                3,153

Hoya                                                43,200                4,647

KDDI                                                 1,113                6,639

Keyence                                             15,500                3,700

Kirin Brewery                                      271,000                2,681

Kyocera                                             52,300                4,277

Marui                                              228,600                3,562

Mitsubishi                                         810,000                7,685

Mitsubishi Estate                                  301,000                3,529

Mitsui Fudosan                                     853,000                9,324

Mitsui Trust Holdings                              496,000                3,482

NEC                                                778,000                6,048

Nissan Motor                                       582,000                6,439

Nomura Holdings                                    744,000               11,969

NTT DoCoMo                                           1,476                2,906

Oji Paper                                          400,000                2,485

Orix                                                22,900                2,406

Rohm                                                42,900                5,309

Secom                                              237,500               10,101

Seven-Eleven Japan                                 229,000                7,725

Shin-Etsu Chemical                                 164,200                6,577

SMC                                                 23,700                2,690

Sumitomo Metal Industries                        2,664,000                3,199

Sumitomo Mitsui Financial                            1,148                8,616

Suzuki Motor                                       230,000                3,614

Teijin                                             690,000                2,067

Toyota Motor                                       155,200                5,587

UFJ Holdings                                         1,035                6,339

Uniden                                             149,000                2,610

Vodafone Holdings K.K.                               2,327                5,457

Yamanouchi Pharmaceutical                          163,500                5,425

Yamato Transport                                   173,000                2,616

Total Japan (Cost $172,301)                                             207,959

KAZAKHSTAN  0.3%

Common Stocks  0.3%

PetroKazakhstan (USD)                               95,600                2,563

Total Kazakhstan (Cost $2,630)                                            2,563

MALAYSIA  0.2%

Common Stocks  0.2%

Astro All Asia *                                   915,000                1,252

Astro All Asia
    (Regulation S shares) *                        810,000                1,109

Total Malaysia (Cost $1,960)                                              2,361

MEXICO  1.4%

Common Stocks  1.4%

America Movil ADR (USD)                            122,900                4,154

Femsa UBD Units                                    385,190                1,673

Grupo Modelo, Series C                             146,000                  365

Grupo Televisa ADR (USD)                            69,900                3,047

Wal-Mart de Mexico                               1,715,573                4,996

Total Mexico (Cost $10,168)                                              14,235

NETHERLANDS  4.7%

Common Stocks  4.7%

Akzo Nobel                                          13,241                  480

ASML *                                             292,130                4,582

Fortis (Unified shares)                             85,507                1,862

ING Groep GDS                                      424,420                9,013

Koninklijke Numico *                               187,436                5,171

Philips Electronics GDS                            305,493                8,239

Reed Elsevier                                      108,330                1,516

Royal Dutch Petroleum                               59,329                2,872

Royal KPN                                          573,600                4,119

Royal KPN 144A                                     219,800                1,579

STMicroelectronics *                               130,456                2,841

VNU                                                 49,753                1,384

Wolters Kluwer GDS                                 153,520                2,583

Total Netherlands (Cost $31,757)                                         46,241

NORWAY  0.2%

Common Stocks  0.2%

Orkla, Series A                                     87,395                2,112

Total Norway (Cost $770)                                                  2,112

RUSSIA  0.9%

Common Stocks  0.9%

Lukoil ADR (USD)                                     7,900                  853

Lukoil ADR 144A (USD)                               28,990                3,131

Norilsk Nickel ADR (USD)                            30,100                1,795

YUKOS ADR (USD)                                     73,690                3,297

Total Russia (Cost $7,334)                                                9,076

SINGAPORE  1.0%

Common Stocks  1.0%

MobileOne Limited                                2,449,000                2,116

United Overseas Bank                               909,060                7,287

Total Singapore (Cost $7,522)                                             9,403

SOUTH KOREA  2.4%

Common Stocks  2.4%

Kookmin Bank *                                     107,940                3,999

POSCO ADR (USD)                                     73,342                2,255

Samsung Electronics                                 26,893               12,666

South Korea Telecom                                 24,940                4,235

Total South Korea (Cost $11,379)                                         23,155

SPAIN  4.1%

Common Stocks  4.1%

Banco Bilbao Vizcaya Argentaria                    724,163                9,489

Banco Santander Central
    Hispano                                        623,663                6,649

Endesa                                             206,107                3,762

Gas Natural                                        168,250                4,111

Inditex                                            196,800                4,260

Repsol                                             106,895                2,240

Telefonica                                         473,040                6,987

Telefonica ADR (USD) *                              61,307                2,705

Total Spain (Cost $28,348)                                               40,203

SWEDEN  3.0%

Common Stocks  3.0%

Electrolux, Series B                               137,105                2,704

Electrolux *                                       137,105                   44

Hennes & Mauritz, Series B                         245,100                5,990

LM Ericsson, Series B *                            997,213                2,659

Sandvik                                             34,170                1,108

Securitas, Series B                                825,135               11,826

Tele2 AB, Series B *                               115,200                5,234

Total Sweden (Cost $23,760)                                              29,565

SWITZERLAND  6.5%

Common Stocks  6.5%

Adecco *                                           240,720               10,571

Credit Suisse Group                                296,020               10,381

Nestle                                              80,082               20,195

Roche Holding
    (Participation certificates)                    55,100                5,755

UBS                                                229,732               16,229

Total Switzerland (Cost $33,535)                                         63,131

TAIWAN  0.9%

Common Stocks  0.9%

China Trust Finance Holdings                     1,663,000                1,779

Taiwan Semiconductor
    Manufacturing                                4,035,669                6,928

Total Taiwan (Cost $8,555)                                                8,707

TURKEY  0.2%

Common Stocks  0.2%

Turkcell Iletisim Hizmetleri
    ADR (USD) *                                     60,486                1,721

Total Turkey (Cost $959)                                                  1,721

UNITED KINGDOM  23.6%

Common Stocks  23.6%

Abbey National                                     193,154                1,551

AstraZeneca                                        233,801               10,907

Autonomy *                                         123,128                  543

British Sky Broadcast                              262,189                3,090

Cadbury Schweppes                                  375,777                2,984

Capita                                             223,200                1,225

Carnival                                            44,467                1,989

Celltech *                                         289,655                2,141

Centrica                                           955,710                3,691

Compass                                          2,333,250               14,646

David S. Smith                                     373,804                1,141

Diageo                                             482,576                6,459

Electrocomponents                                  559,040                3,522

GlaxoSmithKline                                  1,542,421               31,831

Hays                                             1,574,400                3,280

Hilton Group                                       330,940                1,454

Kesa Electricals                                   330,515                1,639

Kingfisher                                       2,567,803               12,846

MFI Furniture Group *                            1,108,900                3,072

Reed Elsevier (Ordinary shares)                  1,111,309               10,316

Rio Tinto (Ordinary shares)                        397,352                8,681

Royal Bank of Scotland Group                       866,933               25,948

Shell Transport & Trading                        2,199,136               15,123

Standard Chartered                                 178,100                2,719

Tesco                                            2,040,134                8,984

Tomkins                                            940,486                4,514

Unilever (Ordinary shares)                         724,216                6,808

United Business Media                              157,589                1,283

Vodafone Group                                  10,886,607               26,313

William Morrison Supermarkets                      698,400                2,964

WPP Group                                          958,480                9,407

Total United Kingdom (Cost $191,291)                                    231,071

SHORT-TERM INVESTMENTS  0.0%

Money Market Funds  0.0%

T. Rowe Price Reserve
    Investment Fund, 1.09% #                         1,000                    1

Investments (Cost $1)                                                         1

SECURITIES LENDING COLLATERAL  25.3%

Money Market Pooled Account  25.3%

Investment in money market pooled
  account managed by JP
  Morgan Chase Bank London
    1.06% #                                    247,239,049              247,239

Total Securities Lending
Collateral (Cost $247,239)                                              247,239

Total Investments in Securities

124.1% of Net Assets (Cost $949,443)                                 $1,212,482

ss. Denominated in currency of the country of incorporation unless otherwise noted

!! At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $4,710 and represents 0.5% of net assets

ADR  American Depository Receipts

GDS  Global Depository Shares

USD  U.S. dollar


The accompanying notes are an integral part of these financial statements.


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Statement of Assets and Liabilities
T. Rowe Price Institutional Foreign Equity Fund
Certified Semiannual Report
April 30, 2004 (Unaudited)
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $949,443)        $          1,212,482

Other assets                                                             52,331

Total assets                                                          1,264,813

Liabilities

Obligation to return securities lending collateral                      247,239

Other liabilities                                                        40,888

Total liabilities                                                       288,127

NET ASSETS                                                 $            976,686
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              5,331

Undistributed net realized gain (loss)                                 (406,782)

Net unrealized gain (loss)                                              263,003

Paid-in-capital applicable to 71,118,207 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    1,115,134

NET ASSETS                                                 $            976,686
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              13.73
                                                           --------------------


The accompanying notes are an integral part of these financial statements.


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Statement of Operations
T. Rowe Price Institutional Foreign Equity Fund
Certified Semiannual Report
April 30, 2004 (Unaudited)
($ 000s)



                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $1,241)                $              9,452

  Securities lending                                                        340

  Interest (net of foreign taxes of $1)                                      34

  Total income                                                            9,826

Expenses

  Investment management                                                   3,697

  Custody and accounting                                                    236

  Registration                                                               35

  Legal and audit                                                            22

  Shareholder servicing                                                       8

  Prospectus and shareholder reports                                          3

  Directors                                                                   3

  Miscellaneous                                                               7

  Total expenses                                                          4,011

Net investment income (loss)                                              5,815

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             53,105

  Foreign currency transactions                                              56

  Net realized gain (loss)                                               53,161

Change in net unrealized gain (loss)

  Securities                                                             35,030

  Other assets and liabilities
  denominated in foreign currencies                                         (60)

Change in net unrealized gain (loss)                                     34,970

Net realized and unrealized gain (loss)                                  88,131

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             93,946
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Foreign Equity Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         5,815      $        18,927

  Net realized gain (loss)                          53,161              (37,680)

  Change in net unrealized gain (loss)              34,970              253,179

  Increase (decrease) in net assets
  from operations                                   93,946              234,426

Distributions to shareholders

  Net investment income                            (18,935)             (16,127)

  Net realized gain                                 (1,515)              (2,150)

  Decrease in net assets from
  distributions                                    (20,450)             (18,277)

Capital share transactions *

  Shares sold                                       86,824              256,719

  Distributions reinvested                          17,963               14,775

  Shares redeemed                                 (262,717)            (594,653)

  Increase (decrease) in net assets from
  capital share transactions                      (157,930)            (323,159)

Net Assets

Increase (decrease) during period                  (84,434)            (107,010)

Beginning of period                              1,061,120            1,168,130

End of period                              $       976,686      $     1,061,120
                                           ---------------      ---------------

(Including undistributed net
investment income of $5,331 at
4/30/04 and
$18,451 at 10/31/03)

*Share information

  Shares sold                                        6,210               23,184

  Distributions reinvested                           1,369                1,413

  Shares redeemed                                  (19,239)             (51,540)

  Increase (decrease) in shares outstanding        (11,660)             (26,943)


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Foreign Equity Fund
Certified Semiannual Report
April 30, 2004 (Unaudited)

Note 1 - Significant Accounting Policies

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 7, 1989. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Director. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2004, approximately 10% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $232,410,000; aggregate collateral consisted of $247,239,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $162,129,000 and $330,278,000, respectively, for the six months ended April 30, 2004.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $459,872,000 of unused capital loss carryforwards, of which $206,390,000 expire in fiscal 2009, $214,055,000 that expire in fiscal 2010, and $39,427,000 that expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $949,443,000. Net unrealized gain aggregated $263,003,000 at period-end, of which $295,855,000 related to appreciated investments and $32,852,000 related to depreciated investments.

Note 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

Note 5 - Related Party Transactions

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. At April 30, 2004, investment management fee payable totaled $602,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc, provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $63,000 for the six months ended April 30, 2004, of which $10,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $68,000.

Note 6 - Interfund Borrowing

Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended April 30, 2004, the fund had outstanding borrowings on five days, in the average amount of $11,800,000, and at an average annual rate of 1.36%. At April 30, 2004, the fund had outstanding borrowings of $10,600,000, at an annual rate of 1.41%.

T. Rowe Price Institutional Foreign Equity Fund

Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Foreign Equity Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004